Document and Entity Information	Feb. 20, 2023
Cover [Abstract]
Entity Registrant Name	KOHLS Corp
Amendment Flag	true
Entity Central Index Key	0000885639
Document Type	8-K/A
Document Period End Date	Feb. 20, 2023
Entity Incorporation State Country Code	WI
Entity File Number	001-11084
Entity Tax Identification Number	39-1630919
Entity Address, Address Line One	N56 W17000 Ridgewood Drive
Entity Address, City or Town	Menomonee Falls
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53051
City Area Code	(262)
Local Phone Number	703-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	KSS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A amends the Form 8-K filed by Kohl’s Corporation (the “Company”) with the U.S. Securities and Exchange Commission on February 28, 2023 (the “Original 8-K”) to provide a description of the executive compensation agreement entered into with David Alves in connection with Mr. Alves’ appointment as the Company’s President & Chief Operating Officer and a copy of the agreement. At the time of the filing of the Original 8-K, the terms of this agreement had yet to be definitively determined. The other disclosure contained under Items 5.02, 8.01 and 9.01 of the Original 8-K is not amended hereby.